Long-term Borrowings - Additional Information (Detail) - EUR (€)	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 01, 2023	Mar. 31, 2022	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2015
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt		€ 17,353,000	€ 17,289,000
Long term debt increased repayment amount		€ 187,500
Long-term debt interest rate		6.308%
Interest expense related to long-term borrowings		€ 599,000	€ 423,000	€ 405,000
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		3.00%	3.00%
Long-term borrowings [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		3.35%
Long-term borrowings [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		8.15%
Italian Financial Institution [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	three-month Euribor (360)
Long-term debt interest rate spread	2.00%	0.055%
Long-term debt	€ 4,000,000	€ 7,609,000
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Cash receipt turnover percentage		60.00%
Earnings before interest, taxes, depreciation and amortization (EBITDA) percentage		4.50%
Debt Service Cover Ratio		1.35%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt to EBITDA		3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2021 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount										€ 10,000,000
Long-term debt maturity		August 2023
Long-term debt interest rate basis		six-month Euribor (360)
Long-term debt interest rate spread		2.50%
Mortgage loan		€ 16,628,000
Long-term debt			€ 2,344,000
Six months euribor (360) plus 2.75% percentage spread long term debt with repayment until july 2025 [Member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		July 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		€ 7,000,000
Long-term debt maturity		January 2026	January 2026
Long-term debt		€ 2,358,000	€ 3,451,000
Long-term debt interest rate		2.30%	2.30%
2.3% fixed long-term debt with final payment due January 2026 [member] | Matera [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Mortgage loan		€ 14,000,000
0.42% Fixed long-term debt with final payment due December 2034 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount		5,647,000							€ 4,181,000
Long-term debt maturity				December 2034
Mortgage loan		13,936,000
Long-term debt		€ 6,799,000
Long-term debt interest rate				0.21%
80% of six-months Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 italian subsidiaries [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount									€ 435,000
Long-term debt maturity		January 2035
Long-term debt interest rate basis		Six-month Euribor (360)
Long-term debt interest rate spread		0.95%
Mortgage loan		€ 3,000,000
Long-term debt		1,135,000
Long term debt disbursement amount		€ 581,000
Long-term debt interest rate		80.00%
1.5% percentage fixed long-term debt with final payment due September 2027 | Swiss Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount								€ 378,000
Long-term debt		€ 298,000
Long-term debt interest rate					1.50%
11.76% Fixed long-term debt with final payment due October 2023 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		October 2023	October 2023
Long-term debt			€ 116,000
Long-term debt interest rate		11.76%	11.76%
Fixed long-term debt with final payment due October 2023 | Brazilian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt							€ 314,000
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		March 2025	March 2025
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt			€ 3,215,000
Long-term debt interest rate		2.75%	2.75%
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due March 2025 [member] | Romanian Subsidiary [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt nominal amount			€ 5,000,000
Long-term debt maturity			March 2025
Long-term debt		€ 3,563,000	€ 3,215,000
Three-month Euribor (360) plus 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		December 2027	December 2027
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		2.00%	2.00%
Long-term debt	€ 4,000,000	€ 3,200,000	€ 4,000,000
0.055 Fixed Long-Term Debt With Final Payment Due December 2025
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		December 2025	December 2025
Long-term debt			€ 38,000			€ 38,000
Long-term debt interest rate		0.055%	0.055%